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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


             Read instructions at end of Form before preparing Form.
                             Please print or type.

1.      Name and address of issuer:

                        FRANK RUSSELL INVESTMENT COMPANY

2. Name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

3.      Investment Company Act File Number: 811-3153

        Securities Act File Number: 2-71299

4(a).   Last day of fiscal year for which this Form is filed:

                        10/31/04

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). N/A

        Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form. N/A

5.      Calculation of registration fee:

        (i)     Aggregate sale price of
                securities sold during
                the fiscal year pursuant
                to section 24(f):                           $ 27,339,377,846.83
                (see attached Exhibit 1)                    -------------------

        (ii)    Aggregate price of
                securities redeemed or
                repurchased during the
                fiscal year
                (see Exhibit C)                             $(22,405,064,302.75)
                                                            -------------------
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        (iii)   Aggregate price of
                securities redeemed or
                repurchased during any
                prior fiscal year ending
                no earlier than October
                11, 1995 that were not
                previously used to
                reduce registration fees
                payable to the
                Commission:                                               $   0
                                                                          -----

        (iv)    Total available
                redemption credits [add
                Items 5(ii) and 5(iii)]:                    $(22,405,064,302.75)
                                                            -------------------

        (v)     Net sales -- if Item
                5(i) is greater than
                Item 5(iv) [subtract
                Item 5(iv) from Item
                5(i)]:                                        $4,934,313,544.08
                                                              -----------------

        (vi)    Redemption credits
                available for use in
                future years -- if Item
                5(i) is less than Item
                5(iv) [subtract Item
                5(iv) from Item 5(i)                                        $(0)
                                                                            ----

        (vii)   Multiplier for
                determining registration
                fee (See Instruction
                C.8):                                                x .0001177
                                                                       --------

        (viii)  Registration fee due
                [multiply Item 5(v) by
                Item 5(vii)] (enter "0"
                if no fee is due):                               = $ 580,768.70
                                                                   ============



6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):


7. Total amount of the registration fee due plus any interest due [Item 5(vii) plus Item 6]:

                                                     = $580,768.70
                                                       ===========

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 27, 2005
                                         ----------------
        Account Number: 910-8739
                        --------

        Method  of Delivery:

        [X]     Wire transfer
        [ ]     Mail or other means


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                                   SIGNATURES

     This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ David Craig



                                    David Craig, Assistant Treasurer
                                    ------------------------------------

Dated:                              January 27, 2005
                                    -----------------------------------


* Please print the name and title of the signing officer below the signature.